Shareholder Report, Line Graph (Details) 193478_AlphaDroid Broad Markets Momentum ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 15, 2025	Dec. 31, 2025
AlphaDroid Broad Markets Momentum ETF
Account Value [Line Items]
Line Graph and Table Measure Name		AlphaDroid Broad Markets Momentum ETF NAV
Accumulated Value	$ 10,000	$ 10,461
AlphaDroid EZ-MO Broad Markets Momentum Index1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AlphaDroid EZ-MO Broad Markets Momentum Index
Accumulated Value	10,000	$ 10,540
S&P 500 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 (TR)
Accumulated Value	$ 10,000	$ 10,287